Note 1 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Significant Accounting Policies [Text Block]
1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A summary of the significant accounting and reporting policies applied in the presentation of the accompanying financial statements follows:

Nature of Operations and Basis of Presentation

Middlefield Banc Corp. (the “Company”) is an Ohio corporation organized to become the holding company of The Middlefield Banking Company (“MBC”). MBC is a state-chartered bank located in Ohio. On
October 23, 2009,
the Company established an asset resolution subsidiary named EMORECO, Inc. The Company and its subsidiaries derive substantially all of their income from banking and bank-related services, which includes interest earnings on residential real estate, commercial mortgage, commercial and consumer financings as well as interest earnings on investment securities and deposit services to its customers through fifteen
full-service locations. The Company is supervised by the Board of Governors of the Federal Reserve System, while MBC is subject to regulation and supervision by the Federal Deposit Insurance Corporation and the Ohio Division of Financial Institutions.

The consolidated financial statements of the Company include its wholly owned subsidiaries, MBC and EMORECO, Inc. Significant intercompany items have been eliminated in preparing the consolidated financial statements.

On
January 12, 2017,
the Company completed its acquisition of Liberty Bank, N.A. (“Liberty”), pursuant to a previously announced definitive merger agreement. Under the terms of the merger agreement, Liberty shareholders received
$37.96
in cash or
1.1934
shares of the Company’s common stock in exchange for each share of Liberty common stock they owned immediately prior to the merger. The Company issued
544,610
shares of its common stock in the merger and the aggregate merger consideration was approximately
$42.2
million. Upon closing, Liberty was merged into MBC, and its
three
full-service bank offices, in Twinsburg in northern Summit County and in Beachwood and Solon in eastern Cuyahoga County, became offices of MBC. The systems integration of Liberty into MBC was completed in
February, 2017.

The financial statements have been prepared in conformity with U.S. Generally Accepted Accounting Principles. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet date and revenues and expenses for the period. Actual results could differ from those estimates.

Investment
and Equity
Securities

Investment and equity securities are classified at the time of purchase, based on management’s intention and ability, as securities held to maturity or securities available for sale. Debt securities acquired with the intent and ability to hold to maturity are stated at cost adjusted for amortization of premium and accretion of discount, which are computed using a level yield method and recognized as adjustments of interest income. Certain other debt securities have been classified as available for sale to serve principally as a source of liquidity. Unrealized holding gains and losses for available-for-sale securities are reported as a separate component of stockholders’ equity, net of tax, until realized. Realized security gains and losses are computed using the specific identification method. Interest and dividends on investment securities are recognized as income when earned. On
January 1, 2018,
the Company adopted ASU
2016
-
01
which resulted in a reclassification of
$625,000
from investment securities available for sale to equity securities on the Consolidated Balance Sheet, and a reclassification of
$141,000
between accumulated other comprehensive income (loss) and retained earnings on the Consolidated Balance Sheet and Consolidated Statement of Changes in Stockholders' Equity. Additionally, for the year ended
December 31, 2018,
the unrealized gains and losses on equity securities were recorded as a separate component of noninterest income.

Securities are evaluated on at least a quarterly basis and more frequently when economic or market conditions warrant such an evaluation to determine whether a decline in their value is other than temporary. For debt securities, management considers whether the present value of cash flows expected to be collected are less than the security’s amortized cost basis (the difference defined as the credit loss), the magnitude and duration of the decline, the reasons underlying the decline and the Bank’s intent to sell the security or whether it is more likely than not
that the Bank would be required to sell the security before its anticipated recovery in market value, to determine whether the loss in value is other than temporary. Once a decline in value is determined to be other than temporary, if the Bank does not
intend to sell the security, and it is more likely than
not
that it will
not
be required to sell the security, before recovery of the security’s amortized cost basis, the charge to earnings is limited to the amount of credit loss. Any remaining difference between fair value and amortized cost (the difference defined as the non-credit portion) is recognized in other comprehensive income, net of applicable taxes. Otherwise, the entire difference between fair value and amortized cost is charged to earnings. For equity securities where the fair value has been significantly below cost for one
year, the Bank’s policy is to recognize an impairment loss unless sufficient evidence is available that the decline is not
other than temporary and a recovery period can be predicted.

Restricted Stock

Common stock of the Federal Home Loan Bank (“FHLB”) represents ownership in an institution that is wholly owned by other financial institutions. This equity security is accounted for at cost and classified with other assets. The FHLB of Cincinnati has reported profits for
2018
and
2017,
remains in compliance with regulatory capital and liquidity requirements, and continues to pay dividends on the stock and make redemptions at the par value. With consideration given to these factors, management concluded that the stock was not
impaired at
December 31, 2018
or
2017.

Mortgage Banking Activities

Mortgage loans originated and intended for sale in the secondary market are carried at fair value. The Bank sells the loans on a servicing retained basis. Servicing rights are initially recorded at fair value with the income statement effect recorded in gains on sales of loans. The Bank measures servicing assets using the amortization method. Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income. Loan servicing rights are amortized in proportion to and over the period of estimated net future servicing revenue. The expected period of the estimated net servicing income is based in part on the expected prepayment of the underlying mortgages. The unamortized balance of mortgage servicing rights is included in accrued interest and other assets on the Consolidated Balance Sheet.

Mortgage servicing rights are periodically evaluated for impairment. Impairment represents the excess of amortized cost over its estimated fair value. Impairment is determined by stratifying rights into tranches based on predominant risk characteristics, such as interest rate and original time to maturity. Any impairment is reported as a valuation allowance for an individual tranche. If the Company later determines that all or a portion of the impairment no
longer exists for a particular grouping, a reduction of the allowance will be recorded as an increase to income.

Servicing fee income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of outstanding principal and are recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income. Late fees and ancillary fees related to loan servicing are not
material. The Bank is servicing loans for others in the amount of
$59.4
million and
$50.4
million at
December 31, 2018
and
2017,
respectively.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff generally are reported at their outstanding unpaid principal balances net of the allowance for loan and lease losses. Interest income is recognized as income when earned on the accrual method. The accrual of interest is discontinued on a loan when management believes, after considering economic and business conditions, the borrower’s financial condition is such that collection of interest is doubtful. Interest received on nonaccrual loans is recorded as income or applied against principal according to management’s judgment as to the collectability of such principal.

Loan origination fees and certain direct loan origination costs are being deferred and the net amount amortized as an adjustment of the related loan’s yield. Management is amortizing these amounts over the contractual life of the related loans.

Allowance for Loan
and Lease
Losses

The allowance for loan and lease losses represents the amount which management estimates is adequate to provide for probable loan losses inherent in the loan portfolio. The allowance method is used in providing for loan losses. Accordingly, all loan losses are charged to the allowance, and all recoveries are credited to it. The allowance for loan and lease losses is established through a provision for loan losses which is charged to operations. The provision is based on management’s periodic evaluation of the adequacy of the allowance for loan and lease losses, which encompasses the overall risk characteristics of the various portfolio segments, past experience with losses, the impact of economic conditions on borrowers, and other relevant factors. The estimates used in determining the adequacy of the allowance for loan and lease losses, including the amounts and timing of future cash flows expected on impaired loans, are particularly susceptible to significant change in the near term.

A loan is considered impaired when it is probable the borrower will not
repay the loan according to the original contractual terms of the loan agreement. Loans that experience insignificant payment delays, which are defined as
89
days or less, generally are
not
classified as impaired. A loan is
not
impaired during a period of delay in payment if the Company expects to collect all amounts due, including interest accrued, at the contractual interest rate for the period of delay. All loans identified as impaired are evaluated independently by management. The Company estimates credit losses on impaired loans based on the present value of expected cash flows or the fair value of the underlying collateral if the loan repayment is expected to come from the sale or operation of such collateral. Impaired loans, or portions thereof, are charged off when it is determined a realized loss has occurred. Until such time, an allowance for loan and lease losses is maintained for estimated losses. Cash receipts on impaired loans are applied first
to accrued interest receivable unless otherwise required by the loan terms, except when an impaired loan is also a nonaccrual loan, in which case the portion of the payment related to interest is used to reduce principal.

Mortgage loans secured by
one
-to-
four
family properties and all consumer loans are large groups of smaller-balance homogeneous loans and are measured for impairment collectively. Management determines the significance of payment delays on a case-by-case basis, taking into consideration all circumstances concerning the loan, the creditworthiness and payment history of the borrower, the length of the payment delay, and the amount of shortfall in relation to the principal and interest owed.

Loans Acquired

Loans acquired, including loans that have evidence of deterioration of credit quality since origination and for which it is probable, at acquisition, that the Company will be unable to collect all contractually required payments receivable, are initially recorded at fair value (as determined by the present value of expected future cash flows) with no
valuation allowance. Loans are evaluated individually to determine if there is evidence of deterioration of credit quality since origination. The difference between the undiscounted cash flows expected at acquisition and the investment in the loan, or the “accretable yield,” is recognized as interest income on a level-yield method over the life of the loan. Contractually required payments for interest and principal that exceed the undiscounted cash flows expected at acquisition, or the “non-accretable difference,” are not
recognized as a yield adjustment or as a loss accrual or a valuation allowance. Increases in expected cash flows subsequent to the initial investment are recognized prospectively through adjustment of the yield on the loan over its remaining estimated life. Decreases in expected cash flows are recognized immediately as impairment. Any valuation allowances on these impaired loans reflect only losses incurred after acquisition.

For purchased loans acquired that are
not
deemed impaired at acquisition, credit discounts representing the principal losses expected over the life of the loan are a component of the initial fair value. Loans are aggregated and accounted for as a pool of loans if the loans being aggregated have common risk characteristics. Subsequent to the purchase date, the methods utilized to estimate the required allowance for credit losses for these loans is similar to originated loans; however, the Company records a provision for loan losses only when the required allowance exceeds any remaining credit discounts. The remaining differences between the purchase price and the unpaid principal balance at the date of acquisition are recorded in interest income over the life of the loans.

Loans acquired from Liberty in
2017
were recorded without their ALLL determination. As such, recoveries received on these loans, and any other loans acquired subsequent to being charged-off, are recorded as noninterest income.

Premises and Equipment

Land is carried at cost. Premises and equipment are stated at cost net of accumulated depreciation. Depreciation is computed on the straight-line method over the estimated useful lives of the assets, which range from
3
to
20
years for furniture, fixtures, and equipment and
3
to
40
years for buildings and leasehold improvements. Expenditures for maintenance and repairs are charged against income as incurred. Costs of major additions and improvements are capitalized.

Goodwill

The Company accounts for goodwill using a
three
-step process for testing the impairment of goodwill on at least an annual basis. This approach could cause more volatility in the Company’s reported net income because impairment losses, if any, could occur irregularly and in varying amounts.
No
impairment of goodwill was recognized in any of the periods presented.

Intangible Assets

Intangible assets include core deposit intangibles, which are a measure of the value of consumer demand and savings deposits acquired in business combinations accounted for as purchases. The core deposit intangibles are being amortized to their estimated residual values over their expected useful lives, commonly of ten
years. The recoverability of the carrying value of intangible assets is evaluated on an ongoing basis, and permanent declines in value, if any, are charged to expense.

Bank-Owned Life Insurance (“BOLI”)

The Company owns insurance on the lives of a certain group of key employees. The policies were purchased to help offset the increase in the costs of various fringe benefit plans including healthcare. The cash surrender value of these policies is included as an asset on the Consolidated Balance Sheet and any increases in the cash surrender value are recorded as noninterest income on the Consolidated Statement of Income. In the event of the death of an insured individual under these policies, the Company would receive a death benefit, which would be recorded as noninterest income.

Other Real Estate Owned

Real estate properties acquired through foreclosure are initially recorded at fair value at the date of foreclosure, establishing a new cost basis. After foreclosure, management periodically performs valuations and the real estate is carried at the lower of cost or fair value less estimated cost to sell. Revenue and expenses from operations of the properties, gains or losses on sales and additions to the valuation allowance are included in operating results.

Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return. Deferred tax assets and liabilities are reflected at currently enacted income tax rates applicable to the period in which the deferred tax assets or liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

Earnings Per Share

The Company provides dual presentation of basic and diluted earnings per share. Basic earnings per share is calculated utilizing net income as reported in the numerator and average shares outstanding in the denominator. The computation of diluted earnings per share differs in that the dilutive effects of any stock options, warrants, and convertible securities are adjusted in the denominator.

Stock-Base
d Compensation

The Company accounts for stock compensation based on the grant date fair value of all share-based payment awards that are expected to vest, including employee share options to be recognized as employee compensation expense over the requisite service period.

Compensation cost is recognized for restricted stock issued to employees based on the fair value of these awards at the date of grant. The market price of the Company’s common shares at the date of grant is used to estimate the fair value of restricted stock and stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period, and is recorded in "Salaries and employee benefits" expense. (See Note
14
-Employee Benefits)

Cash Flow Information

The Company has defined cash and cash equivalents as those amounts included in the Consolidated Balance Sheet captions as “Cash and due from banks” and “Federal funds sold” with original maturities of less than
90
days.

Advertising Costs

Advertising costs are expensed as incurred.

Reclassification of Comparative Amounts

Certain comparative amounts for prior years have been reclassified to conform to current-year presentations. Such reclassifications did not
affect net income or retained earnings.

Recent
ly Adopted
Accounting Pronouncements:

In
May
2014,
the FASB issued ASU
2014
-
09,
Revenue from Contracts with Customers
(a new revenue recognition standard). The Update’s core principle is that a company will recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, this Update specifies the accounting for certain costs to obtain or fulfill a contract with a customer and expands disclosure requirements for revenue recognition. This Update is effective for annual reporting periods beginning after
December
15,
2016,
including interim periods within that reporting period. Since the guidance scopes out revenue associated with financial instruments, including loan receivables and investment securities, the adoption of the standard and its related amendments did not
result in a material change from our current accounting for revenue because the majority of the Company's revenue is not
within the scope of Topic
606.
Upon adoption on
January 1, 2018,
we have included the related new disclosure requirements in Note
2
.

In
January 2016,
the FASB issued ASU
2016
-
01,
Financial Instruments – Overall (Subtopic
825
-
10
): Recognition and Measurement of Financial Assets and Financial Liabilities
. This Update applies to all entities that hold financial assets or owe financial liabilities and is intended to provide more useful information on the recognition, measurement, presentation, and disclosure of financial instruments. Among other things, this Update (a) requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income; (b) simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment; (c) eliminates the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not
public business entities; (d) eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; (e) requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes; (f) requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements; and (g) clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. On
January 1, 2018,
the Company adopted ASU
2016
-
01
which resulted in a reclassification of
$141,000
between accumulated other comprehensive income and retained earnings on the Consolidated Balance Sheet and Consolidated Statement of Changes in Stockholders’ Equity. Additionally, the methods used to calculate the fair value of financial instruments in Note
18
were based on exit pricing assumptions as of
December 31, 2018.

In
October 2016,
the FASB issued ASU
2016
-
16,
Income Taxes (Topic
740
)
, which requires recognition of current and deferred income taxes resulting from an intra-entity transfer of any asset (excluding inventory) when the transfer occurs. Consequently, the amendments in this Update eliminate the exception for an intra-entity transfer of an asset other than inventory. The adoption of the standard and its related amendments did not
result in a material impact on the Company’s financial position or results of operations.

In
February 2018,
the FASB issued ASU
2018
-
02,
Income Statement – Reporting Comprehensive Income (Topic
220
)
, to allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. Consequently, the amendments eliminate the stranded tax effects resulting from the Tax Cuts and Jobs Act and will improve the usefulness of information reported to financial statement users. On
January 1, 2018,
the Company adopted this standard which resulted in a reclassification of
$187,000
between accumulated other comprehensive income and retained earnings on the Consolidated Balance Sheet and Consolidated Statement of Changes in Stockholders’ Equity.

In
January 2017,
the FASB issued ASU
2017
-
01,
Business Combinations (Topic
805
), Clarifying the Definition of a Business
, which provides a more robust framework to use in determining when a set of assets and activities (collectively referred to as a “set”) is a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not
a business. This screen reduces the number of transactions that need to be further evaluated.

In
May 2017,
the FASB issued ASU
2017
-
09,
Compensation – Stock Compensation (Topic
718
)
, which affects any entity that changes the terms or conditions of a share-based payment award.  This Update amends the definition of modification by qualifying that modification accounting does not
apply to changes to outstanding share-based payment awards that do not
affect the total fair value, vesting requirements, or equity/liability classification of the awards.  The Company has determined the adoption of this standard did not
have a significant impact on the Company’s financial position or results of operations.

Recent Accounting Pronouncements:

In
February 2016,
the FASB issued ASU
2016
-
02,
Leases (Topic
842
)
. The standard requires lessees to recognize the assets and liabilities that arise from leases on the balance sheet.  A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term.  A short-term lease is defined as one
in which (a) the lease term is
12
months or less and (b) there is
not
an option to purchase the underlying asset that the lessee is reasonably certain to exercise. For short-term leases, lessees may
elect to recognize lease payments over the lease term on a straight-line basis. For public business entities, the amendments in this Update are effective for fiscal years beginning after
December 15, 2018,
and interim periods within those years. For all other entities, the amendments in this Update are effective for fiscal years beginning after
December 15, 2019,
and for interim periods within fiscal years beginning after
December 15, 2020.
The amendments should be applied at the beginning of the earliest period presented using a modified retrospective approach with earlier application permitted as of the beginning of an interim or annual reporting period. The Company is currently assessing the practical expedients it may
elect at adoption, but does
not
anticipate the amendments will have a significant impact on the financial statements. Based on the Company’s preliminary analysis of its current portfolio, the impact to the Company’s balance sheet approximates a
$6.7
million increase in assets and liabilities.

In
June 2016,
the FASB issued ASU
2016
-
13,
Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments
(“CECL”)
, which changes the impairment model for most financial assets. This Update is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. The underlying premise of the Update is that financial assets measured at amortized cost should be presented at the net amount expected to be collected, through an allowance for credit losses that is deducted from the amortized cost basis. The allowance for credit losses should reflect management’s current estimate of credit losses that are expected to occur over the remaining life of a financial asset. The income statement will be affected by the measurement of credit losses for newly recognized financial assets, as well as the expected increases or decreases of expected credit losses that have taken place during the period. ASU
2016
-
13
is effective for annual and interim periods beginning after
December 15, 2019,
and early adoption is permitted for annual and interim periods beginning after
December 15, 2018.
With certain exceptions, transition to the new requirements will be through a cumulative effect adjustment to opening retained earnings as of the beginning of the first
reporting period in which the guidance is adopted. Management is currently evaluating the impact of the adoption of this guidance on the Company’s consolidated financial statements. Management will oversee the implementation of CECL and is currently in the process of implementing a software solution to assist in the adoption of this ASU. Management is running the current incurred loss model and the CECL model concurrently prior to the adoption of this guidance on
January 1, 2020.

In
January 2017,
the FASB issued ASU
2017
-
04,
Simplifying the Test for Goodwill Impairment
. To simplify the subsequent measurement of goodwill, the FASB eliminated Step
2
from the goodwill impairment test. In computing the implied fair value of goodwill under Step
2,
an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities (including unrecognized assets and liabilities) following the procedure that would be required in determining the fair value of assets acquired and liabilities assumed in a business combination. Instead, under the amendments in this Update, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not
exceed the total amount of goodwill allocated to that reporting unit. A public business entity that is a U.S. Securities and Exchange Commission (SEC) filer should adopt the amendments in this Update for its annual or any interim goodwill impairment tests in fiscal years beginning after
December 15, 2019.
A public business entity that is
not
an SEC filer should adopt the amendments in this Update for its annual or any interim goodwill impairment tests in fiscal years beginning after
December 15, 2020.
All other entities, including
not
-for-profit entities, that are adopting the amendments in this Update should do so for their annual or any interim goodwill impairment tests in fiscal years beginning after
December 15, 2021.
This Update is
not
expected to have a significant impact on the Company’s financial statements.

In
March 2017,
the FASB issued ASU
2017
-
08,
Receivables – Nonrefundable Fees and Other Costs (Subtopic
310
-
20
).
The amendments in this Update shorten the amortization period for certain callable debt securities held at a premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not
require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. For public business entities, the amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after
December 15, 2018.
For all other entities, the amendments are effective for fiscal years beginning after
December 15, 2019,
and interim periods within fiscal years beginning after
December 15, 2020.
Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity should apply the amendments in this Update on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. Additionally, in the period of adoption, an entity should provide disclosures about a change in accounting principle. This Update is not
expected to have a significant impact on the Company’s financial statements.

In
June 2018,
the FASB issued ASU
2018
-
07,
Compensation – Stock Compensation (Topic
718
)
, which simplified the accounting for nonemployee share-based payment transactions. The amendments in this update expand the scope of Topic
718
to include share-based payment transactions for acquiring goods and services from nonemployees. The amendments in this Update improve the following areas of nonemployee share-based payment accounting: (a) the overall measurement objective, (b) the measurement date, (c) awards with performance conditions, (d) classification reassessment of certain equity-classified awards, (e) calculated value (nonpublic entities only), and (f) intrinsic value (nonpublic entities only). The amendments in this Update are effective for public business entities for fiscal years beginning after
December 15, 2018,
including interim periods within that fiscal year. For all other entities, the amendments are effective for fiscal years beginning after
December 15, 2019,
and interim periods within fiscal years beginning after
December 15, 2020.
The Company is currently evaluating the impact the adoption of the standard will have on the Company’s financial position or results of operations.

In
July 2018,
the FASB issued ASU
2018
-
11,
Leases (Topic
842
): Targeted Improvements
. This Update provides another transition method which allows entities to initially apply ASC
842
at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Entities that elect this approach should report comparative periods in accordance with ASC
840,
Leases
. In addition, this Update provides a practical expedient under which lessors may
elect, by class of underlying assets, to
not
separate nonlease components from the associated lease component, similar to the expedient provided for lessees. However, the lessor practical expedient is limited to circumstances in which the nonlease component or components otherwise would be accounted for under the new revenue guidance and both (a) the timing and pattern of transfer are the same for the nonlease component(s) and associated lease component and (b) the lease component, if accounted for separately, would be classified as an operating lease. If the nonlease component or components associated with the lease component are the predominant component of the combined component, an entity should account for the combined component in accordance with ASC
606,
Revenue from Contracts with Customers
. Otherwise, the entity should account for the combined component as an operating lease in accordance with ASC
842.
If a lessor elects the practical expedient, certain disclosures are required. This Update is effective for public business entities for fiscal years beginning after
December 15, 2018,
and interim periods within those fiscal years, with early adoption permitted. For all other entities, the amendments are effective for fiscal years beginning after
December 15, 2019,
and interim periods within fiscal years beginning after
December 15, 2020.
The Company is currently evaluating the impact the adoption of the standard will have on the Company’s financial position or results of operations.

In
August 2018,
the FASB issued ASU
2018
-
13,
Fair Value Measurement (Topic
820
): Disclosure Framework – Changes the Disclosure Requirements for Fair Value Measurements
. The Update removes the requirement to disclose the amount of and reasons for transfers between Level I and Level II of the fair value hierarchy; the policy for timing of transfers between levels; and the valuation processes for Level III fair value measurements. The Update requires disclosure of changes in unrealized gains and losses for the period included in other comprehensive income (loss) for recurring Level III fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level III fair value measurements. This Update is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after
December 15, 2019.
The Company is currently evaluating the impact the adoption of the standard will have on the Company’s financial position or results of operations.

In
December 2018,
the FASB issued ASU
2018
-
20,
Leases (Topic
842
),
which addressed implementation questions arising from stakeholders in regard to ASU
2016
-
02,
Leases
. Specifically addressed in this Update were issues related to
1
) sales taxes and other similar taxes collected from lessees,
2
) certain lessor costs, and
3
) recognition of variable payments for contracts with lease and nonlease components. The amendments in this Update affect the amendments in Update
2016
-
02,
which are
not
yet effective but can be early adopted. The effective date and transition requirements for the amendments in this Update are the same as the effective date and transition requirements in Update
2016
-
02
(for example,
January 1, 2019,
for calendar-year-end public business entities). Based on the Company’s preliminary analysis of its current portfolio, the impact of the adoption of Update
2016
-
02
to the Company’s balance sheet approximates a
$6.7
million increase in assets and liabilities.